Financial Instruments - Sensitivity Analysis of Exchange Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
10% strengthening of USD against INR [Member]
Disclosure of foreign exchange rates [Line Items]
Effect of exchange rate changes	$ (25,117)	$ (19,072)